Exhibit 99.1

FIFTH THIRD AUTO TRUST 2019-1

Statement to Securityholders

Determination Date: March 12, 2020

DATES
Collection Period	10
Collection Period Beginning Date	2/01/2020
Collection Period Ending Date	2/29/2020
Payment Date	3/16/2020
LIBOR Determination Date	2/13/2020
LIBOR Rate	1.659%

I. DEAL SUMMARY	Ratio		Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes		0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes		61.1%	$305,711,121.92	$32,546,528.71	$273,164,593.21
Class A-2-B Notes		61.1%	$35,966,335.92	$3,829,037.61	$32,137,298.31
Class A-3 Notes		100.0%	$430,000,000.00	$0.00	$430,000,000.00
Class A-4 Notes		100.0%	$139,700,000.00	$0.00	$139,700,000.00
Total Securities		63.9%	$911,377,457.84	$36,375,566.32	$875,001,891.52

Overcollateralization			$72,393,322.31	$0.00	$72,393,322.31
Reserve Account Balance			$3,583,827.84	$0.00	$3,583,827.84
Net Pool Balance		66.1%	$983,770,780.15	$36,375,566.32	$947,395,213.83

	Coupon Rate		Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	2.576%		$0.00	$0.00
Class A-2-A Notes	2.660%		$305,711,121.92	$677,659.65
Class A-2-B Notes	1.829%		$35,966,335.92	$49,323.33
Class A-3 Notes	2.640%		$430,000,000.00	$946,000.00
Class A-4 Notes	2.690%		$139,700,000.00	$313,160.83
			$911,377,457.84	$1,986,143.81

II. AVAILABLE FUNDS

Interest Collections		$4,610,375.63
Repurchased Interest Collections		$0.00
Principal Collections*		$35,374,048.47
Repurchased Principal Collections		$0.00
Liquidation Proceeds*		$693,197.30
Liquidation Expenses**		$46,967.40
Investment Earnings (Collections Acct. remitted to servicer)		$52,655.99
Investment Earnings (Reserve Acct. remitted to servicer)		$4,395.56

Total Collections		$40,687,705.55

Reserve Account Draw Amount		$0.00

Total Available Funds		$40,687,705.55

III. DISTRIBUTIONS		Amount Due	Amount Paid	Shortfall
Servicing Fees		$876,860.53	$876,860.53	$0.00
Class A-1 Notes		$0.00	$0.00	$0.00
Class A-2-A Notes		$677,659.65	$677,659.65	$0.00
Class A-2-B Notes		$49,323.33	$49,323.33	$0.00
Class A-3 Notes		$946,000.00	$946,000.00	$0.00
Class A-4 Notes		$313,160.83	$313,160.83	$0.00
First Allocation of Principal		$0.00	$0.00	$0.00
Reserve Account Deposit		$0.00	$0.00	$0.00
Regular Principal Distribution Amount		$36,375,566.32	$36,375,566.32	$0.00
Accrued and Unpaid Fees to Owner Trustee		$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee		$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder		$1,449,134.89	$1,449,134.89	$0.00
		$40,687,705.55	$40,687,705.55	$0.00
Principal Payment:
First Allocation of Principal			$0.00
Regular Principal Distribution Amount			$36,375,566.32
Total			$36,375,566.32

*For collection periods 2-9 a misclassification was made between the Liquidation Proceeds and Principal Collections categories within the Available Funds section of the Monthly Distribution and Pool Performance Report. This had no effect on the Principal Distribution nor the Total Collections amount in any period. Correct Liquidation Proceeds and Principal Collections for periods 2-9 were as follows:

	Per 2	Per 3	Per 4	Per 5	Per 6	Per 7	Per 8	Per 9
Principal Collections	44,826,878	49,292,267	46,207,195	42,030,649	43,991,931	38,931,617	39,271,391	39,641,719
Liquidation Proceeds	140,712	268,371	330,841	449,517	566,351	545,282	766,200	678,582

**Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).

FIFTH THIRD AUTO TRUST 2019-1

Statement to Securityholders

Determination Date: March 12, 2020

IV. POOL INFORMATION
Pool Balance	$947,395,213.83
Number of Receivables Outstanding	63,391
Weighted Average Contract Rate	5.875%
Weighted Average Remaining Term (mos)	49.66

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$3,583,827.84
Initial Target Credit Enhancement Overcollateralization Amount	$72,393,322.31
Target Credit Enhancement Overcollateralization Amount	$72,393,322.31
Beginning Period Overcollateralization Amount	$72,393,322.31
Ending Period Overcollateralization Amount	$72,393,322.31

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$3,583,827.84
Beginning Reserve Account Balance	$3,583,827.84
Reserve Account Deposits Made	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$3,583,827.84

VII. LOSS & DELINQUENCY INFORMATION	Amount	# of Receivables

Defaulted Receivables	$405,276.23	28
Realized Losses for Collection Period	$541,093.50	42
CHG Off Recoveries for Collection Period	$232,772.95	64

Net Loss for Collection Period	$308,320.55
Net Loss as % of Ending Pool Balance	0.033%
Net Loss % for 1 Period Prior	0.021%
Net Loss % for 2 Period Prior	0.039%
Net Loss % for 3 Period Prior	0.073%

Four-month Average Net Loss %	0.041%

Cumulative Losses (net of recoveries) for All Collection Periods	$4,189,156.19
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.292%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	448	8,079,247.82
As % of Ending Pool Balance		0.853%

Receivables 60 - 89 Days Delinquent	118	1,922,189.38
As % of Ending Pool Balance		0.203%

Receivables 90 - 119 Days Delinquent	75	1,095,429.37
As % of Ending Pool Balance		0.116%

Receivables 120 - 150 Days Delinquent	18	217,092.89
As % of Ending Pool Balance		0.023%

Receivables 150+ Days Delinquent	13	157,202.58
As % of Ending Pool Balance		0.017%

Total Delinquencies	672	11,471,162.04
As % of Ending Pool Balance		1.211%

Total Repossessions	39	586,208.28
Total Repossessions Life-to-Date	351	6,738,874.13

Total 30+ Day Delinquencies	672	11,471,162.04
As % of Ending Pool Balance		1.211%
Total 30+ Day Delinquency % 1 Period Prior		1.131%
Total 30+ Day Delinquency % 2 Periods Prior		1.261%
Total 30+ Day Delinquency % 3 Periods Prior		1.135%
Four-month Average Total 30+ Day Delinquency %		1.184%

60-Day Delinquency Percentage		0.358%
Delinquency Trigger Percentage		5.280%
Delinquency Trigger occurred in current Collection Period?		NO